Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Short-term Investments
	As of December 31, 2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Short-term investment:
Trading securities	$253	$92	$(172)	$-	$173
Available-for-sale securities:
Listed equity securities	51,747	1,667	(9,856)	-	43,558
Bank financial products	14,505	-	-	-	14,505
Others	500	-	-	-	500
Short-term investment	$67,005	$1,759	$(10,028)	$-	$58,736

	As of December 31, 2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Short-term investment:
Trading securities	$173	$60	$(53)	$-	$180
Available-for-sale securities:
Bank financial products	31,868	-	-	-	31,868
Others	500	-	-	-	500
Short-term investment	$32,541	$60	$(53)	$-	$32,548

Summarized financial information of equity method investments
	December 31,
	2014	2015

Current assets	$178,320	$907,296
Non-current assets	$75,211	$125,256
Current liabilities	$35,170	$115,459
Non-current liabilities	$2,592	$19,789

	For the years ended December 31,
	2013	2014	2015

Total revenues	$4,394	$67,123	$324,701
Gross profits	$3,790	$19,654	$71,623
Loss from operations	$(13,196)	$(47,990)	$(150,387)
Net loss	$(13,208)	$(47,984)	$(149,604)

Long-term Investments, Available-for-sale Investments
	As of December 31, 2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Long-term investment:
Available-for-sale securities:
Listed equity securities	$57,335	$9,988	$(19,679)	$-	$47,644

	As of December 31, 2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Long-term investment:
Available-for-sale securities:
Listed equity securities	$30,207	$7,543	$(9,337)	$-	$28,413
Debt Securities	$7,471	$-	$-	$-	$7,471